Other Intangible Assets, Net: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) (Use Rights, USD $)	Mar. 31, 2014	Jun. 30, 2013
Use Rights
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 208,271	$ 4,409,149
Finite-Lived Intangible Assets, Amortization Expense, Year Two	833,084	4,409,149
Finite-Lived Intangible Assets, Amortization Expense, Year Three	833,084	4,409,149
Finite-Lived Intangible Assets, Amortization Expense, Year Four	833,084	4,409,149
Finite-Lived Intangible Assets, Amortization Expense, Year Five	833,084	4,409,149
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	33,809,405	6,093,474
Indefinite-lived Intangible Assets		$ 28,139,219